Income Taxes (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 Y		Dec. 31, 2011		Dec. 31, 2010		May 18, 2011
Income Tax Disclosure [Abstract]
REIT annual taxable income distribution requirement (in hundredths)									90.00%
Number of subsequent taxable years disqualification									4
Net operating loss carryforwards	$ 160,700,000								$ 160,700,000
Reconciliation of GAAP net income (loss) to taxable income loss [Abstract]
GAAP net loss	(49,002,000)	2,129,000	2,773,000	4,705,000	(57,051,000)	(53,027,000)	(12,230,000)	(4,595,000)	(39,395,000)		(126,903,000)		(2,618,000)
Taxable Real Estate Subsidiary Net Income									46,765,000		(9,248,000)		0
Net Income Loss Excluding Net Income From Taxable Real Estate Investment Trust Subsidiary									7,370,000	[1]	(136,151,000)	[1]	(2,618,000)	[1]
GAAP to tax adjustments [Abstract]
Depreciation and amortization									11,035,000		13,969,000		12,784,000
Gains and losses from capital transactions									(109,444,000)		53,699,000		(108,000)
Share-based compensation expense									420,000		1,341,000		1,319,000
Deferred compensation distributions									(224,000)		(1,902,000)		(687,000)
Amortization of mortgage loan discount									30,000		(335,000)		(772,000)
Allowance for doubtful accounts									(792,000)		(761,000)		282,000
Vesting of restricted shares and dividends									(274,000)		(1,175,000)		(4,521,000)
Deferred revenue									(578,000)		(2,525,000)		3,242,000
Capitalizable acquisition costs									2,078,000		11,213,000		240,000
Straight line rent									(2,815,000)		(2,169,000)		(142,000)
Interest expense									0		2,338,000		0
Income Tax Reconciliation, Nontaxable Dividend Income									(3,346,000)		(1,986,000)		0
Other differences									215,000		192,000		(19,000)
Taxable income (loss) before adjustments									(96,325,000)		(64,252,000)		9,000,000
Less: NOL carry forward									0		0		0
Adjusted taxable income subject to 90% dividend requirement									0		0		9,000,000
Current [Abstract]
Federal									914,000		420,000		1,000
State									202,000		66,000		1,000
Total Current									1,116,000		486,000		2,000
Deferred [Abstract]
Federal									(722,000)		(363,000)		0
State									(133,000)		(67,000)		0
Total Deferred									(855,000)		(430,000)		0
Total income tax expense	118,000	(7,000)	(11,000)	161,000	6,000	(174,000)	224,000	0	261,000		56,000		2,000
Tax benefit associated with non-cash impairment loss on management contracts and goodwill									11,400,000
Consolidated income (loss) subject to tax									41,800,000		12,500,000
Reconciliation of income tax amount attributable to continuing operations [Abstract]
Tax at U.S. statutory rates on consolidated income(loss) subject to tax									150,000		4,268,000
State income tax, net of federal tax benefit									40,000		0
Effect of permanent differences									37,000		(3,310,000)
Excess tax basis of capitalizable transaction costs									0		(902,000)
Other									34,000		0
Total income tax expense	118,000	(7,000)	(11,000)	161,000	6,000	(174,000)	224,000	0	261,000		56,000		2,000
Reconciliation of income tax rate attributable to continuing operations [Abstract]
Tax at U.S. statutory rates on consolidated income(loss) subject to tax (in hundredths)									34.00%		34.00%
State income tax, net of federal tax benefit (in hundredths)									9.00%		0.00%
Effect of permanent differences (in hundredths)									8.50%		(26.30%)
Excess tax basis of capitalizable transaction costs (in hundredths)									0.00%		(7.20%)
Other (in hundredths)									7.40%		0.00%
Total income tax expense (benefit) (in hundredths)									58.90%		0.50%
Deferred tax liabilities of acquired assets and liabilities	2,000,000								2,000,000						14,800,000
Net deferred tax liabilities	2,000,000				14,300,000				2,000,000		14,300,000
Threshold for likelihood of tax benefit being realized (in hundredths)									50.00%
Reconciliation of cash dividends paid to dividends paid deduction [Abstract]
Cash dividends paid common stock									26,306,000		16,472,000		13,197,000
Less: Dividends on deferred compensation plan shares									(3,000)		(3,000)		(17,000)
Less: Dividends absorbed by current earnings and profits									0		0		(4,035,000)
Less: Return of capital									(26,303,000)		(16,469,000)		(145,000)
Dividends paid deduction									$ 0		$ 0		$ 9,000,000
Income tax treatment for dividends to stockholders [Abstract]
Ordinary income (in dollars per share)									$ 0.000		$ 0.00		$ 0.23
Unrecaptured Section 1250 gain (in dollars per share)									$ 0.000		$ 0.00		$ 0.06
Return of capital (in dollars per share)									$ 0.375		$ 0.30		$ 0.01
Distributions paid per common share (in dollars per share)									$ 0.375		$ 0.30		$ 0.30
Ordinary income (in hundredths)									0.00%		0.00%		76.70%
Unrecaptured Section 1250 gain (in hundredths)									0.00%		0.00%		20.00%
Return of capital (in hundredths)									100.00%		100.00%		3.30%
Distributions per share, cash paid percentage (in hundredths)									100.00%		100.00%		100.00%

[1]	GAAP net income (loss) from REIT operations is net of amounts attributable to noncontrolling interests.